UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Luke P. La Valle, Jr.
Address:  American Capital Management, Inc.
          50 Broad Street - Suite 1609, New York, NY 10004

Form 13F File Number: 028-11313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Arlene Francis
Title: Office Manager
Phone: 212-344-3300

Signature, Place, and Date of Signing:

     /s/ Arlene Francis             New York, NY               July 28, 2008
     ----------------------         -------------             ----------------
          [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           97

Form 13F Information Table Value Total:  $   303,534
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Valeant Pharmaceuticals Cv Sub CONV             91911XAD6     5059  5900000 PRN      SOLE                                    5900000
Veeco Instruments Cv Sub Deb   CONV             922417AB6     5896  5956000 PRN      SOLE                                    5956000
A T & T                        COM              001957109      644    19118 SH       SOLE                                      19118
ACI Worldwide                  COM              004498101     2999   170500 SH       SOLE                                     170500
Acxiom                         COM              005125109     2107   183400 SH       SOLE                                     183400
Albany Molecular Research      COM              012423109     3556   268000 SH       SOLE                                     268000
AmSurg                         COM              03232P405     1471    60410 SH       SOLE                                      60410
Anadarko Pete                  COM              032511107      329     4400 SH       SOLE                                       4400
AngioDynamics                  COM              03475V101     1509   110800 SH       SOLE                                     110800
Ansoft                         COM              036384105     2816    77375 SH       SOLE                                      77375
Arbitron                       COM              03875Q108      522    11000 SH       SOLE                                      11000
ArthroCare                     COM              043136100     8699   213160 SH       SOLE                                     213160
Avid Technology                COM              05367P100     2463   144960 SH       SOLE                                     144960
Baldor Electric                COM              057741100    11776   336640 SH       SOLE                                     336640
Bank New York Mellon           COM              064057102      430    11375 SH       SOLE                                      11375
Berkshire Hathaway Cl B        COM              084670207      313       78 SH       SOLE                                         78
Bio Reference Labs             COM              09057G602      924    41400 SH       SOLE                                      41400
Blackbaud, Inc.                COM              09227Q100      242    11300 SH       SOLE                                      11300
Blackboard                     COM              091935502      508    13300 SH       SOLE                                      13300
Brady                          COM              104674106     2185    63280 SH       SOLE                                      63280
Buckeye Partners LP Unit       COM              118230101      284     6650 SH       SOLE                                       6650
CRA International              COM              12618T105     1592    44050 SH       SOLE                                      44050
Celgene                        COM              151020104     2488    38950 SH       SOLE                                      38950
Charles River Labs             COM              159864107     3799    59430 SH       SOLE                                      59430
Cognex                         COM              192422103    11349   492360 SH       SOLE                                     492360
Computer Programs & Systems    COM              205306103      760    43850 SH       SOLE                                      43850
Digital River                  COM              25388b104     2541    65875 SH       SOLE                                      65875
Dionex                         COM              254546104     7434   112010 SH       SOLE                                     112010
Eclipsys                       COM              278856109      452    24600 SH       SOLE                                      24600
El Paso                        COM              28336L109      457    21000 SH       SOLE                                      21000
Energy Conversion              COM              292659109     1105    15000 SH       SOLE                                      15000
Euronet Worldwide              COM              298736109      390    23050 SH       SOLE                                      23050
Exxon Mobil                    COM              302290101      531     6030 SH       SOLE                                       6030
FactSet Research System        COM              303075105    10208   181115 SH       SOLE                                     181115
Forrester Research             COM              346563109     9834   318455 SH       SOLE                                     318455
Fuel-Tech                      COM              359523107     1228    69710 SH       SOLE                                      69710
Fuelcell Energy                COM              35952H106      177    25000 SH       SOLE                                      25000
General Electric               COM              369604103      326    12200 SH       SOLE                                      12200
Gentex                         COM              371901109     1161    80400 SH       SOLE                                      80400
Genzyme                        COM              372917104     3869    53832 SH       SOLE                                      53832
Haemonetics                    COM              405024100    14486   261200 SH       SOLE                                     261200
Halliburton                    COM              406216101      716    13500 SH       SOLE                                      13500
Healthways                     COM              422245100     7704   260255 SH       SOLE                                     260255
Hologic                        COM              436440101     6954   319000 SH       SOLE                                     319000
Honeywell                      COM              438516106      442     8800 SH       SOLE                                       8800
Huron Consulting Group         COM              447462102     2667    58830 SH       SOLE                                      58830
ICON PLC ADR                   COM              45103T107    11471   151890 SH       SOLE                                     151890
IDEXX Laboratories             COM              45168D104    11425   234410 SH       SOLE                                     234410
ITRON                          COM              465741106     8345    84850 SH       SOLE                                      84850
Integra Lifesciences           COM              457985208     3552    79850 SH       SOLE                                      79850
Invitrogen                     COM              46185r100      345     8800 SH       SOLE                                       8800
Jack Henry & Associates        COM              426281101     3655   168900 SH       SOLE                                     168900
Johnson & Johnson              COM              478160104     6103    94863 SH       SOLE                                      94863
KV Pharmaceutical Cl A         COM              482740206     7503   388142 SH       SOLE                                     388142
Kaydon                         COM              486587108     3064    59600 SH       SOLE                                      59600
LECG                           COM              523234102      744    85075 SH       SOLE                                      85075
Level 3 Communications         COM              52729N100       44    15000 SH       SOLE                                      15000
Linear Tech                    COM              535678106      449    13800 SH       SOLE                                      13800
Manhattan Associates           COM              562750109    11062   466175 SH       SOLE                                     466175
Martek Biosciences             COM              572901106     2929    86900 SH       SOLE                                      86900
MedQuist                       COM              584949101      679    86500 SH       SOLE                                      86500
Medicis Pharmaceutical         COM              584690309     6745   324600 SH       SOLE                                     324600
Mentor                         COM              587188103     1953    70200 SH       SOLE                                      70200
Merit Medical Systems          COM              589889104     3403   231500 SH       SOLE                                     231500
Micro Systems                  COM              594901100      774    25400 SH       SOLE                                      25400
Microsoft                      COM              594918104      258     9375 SH       SOLE                                       9375
National Oilwell Varco         COM              637071101      319     3600 SH       SOLE                                       3600
NeuStar                        COM              64126x201      545    25300 SH       SOLE                                      25300
Noble Drilling                 COM              655042109      260     4000 SH       SOLE                                       4000
Nokia ADR                      COM              654902204      399    16300 SH       SOLE                                      16300
O'Reilly Automotive            COM              686091109     7483   334790 SH       SOLE                                     334790
Orthofix                       COM              N6748L102     2625    90670 SH       SOLE                                      90670
Packaging                      COM              695156109      248    11550 SH       SOLE                                      11550
Pearson                        COM              G69651100      332    27200 SH       SOLE                                      27200
Penn West Energy Tr            COM              707885109      288     8500 SH       SOLE                                       8500
Pharmaceutical Prod Dvlpt      COM              717124101    19288   449605 SH       SOLE                                     449605
Pope Resources                 COM              732857107      597    18439 SH       SOLE                                      18439
Procter & Gamble               COM              742718109      214     3511 SH       SOLE                                       3511
Quaker Chemical                COM              747316107     2725   102200 SH       SOLE                                     102200
RPM                            COM              749685103      402    19500 SH       SOLE                                      19500
ResMed                         COM              761152107     5352   149750 SH       SOLE                                     149750
SAIC                           COM              78390x101      395    19000 SH       SOLE                                      19000
SEI Investments                COM              784117103     9014   383250 SH       SOLE                                     383250
Sanmina-SCI                    COM              800907107      525   410503 SH       SOLE                                     410503
Shaw Comm. Cl B                COM              82025k200      545    26760 SH       SOLE                                      26760
Skyworks Solutions             COM              020753109     2666   270150 SH       SOLE                                     270150
Stem Cell Innovations          COM              85857B100        1   225000 SH       SOLE                                     225000
TomoTherapy                    COM              890088107     1568   175575 SH       SOLE                                     175575
UQM Technologies               COM              903213106       62    28000 SH       SOLE                                      28000
URS                            COM              903236107      236     5614 SH       SOLE                                       5614
Valeant Pharmaceuticals Int'l  COM              91911x104     4799   280500 SH       SOLE                                     280500
Veeco Instruments              COM              922417100      645    40100 SH       SOLE                                      40100
Zebra Technologies             COM              989207105     9153   280415 SH       SOLE                                     280415
IShares MSCI Japan ETF         EF               464286848      188    15100 SH       SOLE                                  15100.000
El Paso Conv Pfd               PFD              283678209      250     6100 SH       SOLE                                       6100
Liquidia Technologies Series A PFD                             100    30580 SH       SOLE                                      30580
Pimco All Asset Instl                           722005626      400    32171 SH       SOLE                                      32171